SIGNIFICANT ACCOUNTING POLICIES (Major Components of the Restructuring Plan Charges) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve
Restructuring reserve, balance		$ 560	$ 1,095	$ 1,698
Cash outlays		(560)	(535)	(603)
Restructuring reserve, balance			560	1,095
Employee termination benefits [Member]
Restructuring Reserve
Restructuring reserve, balance		82	180	372
Cash outlays		(82)	(98)	(192)
Restructuring reserve, balance			82	180
Lease abandonment [Member]
Restructuring Reserve
Restructuring reserve, balance		478	915	1,326
Cash outlays		(478)	(437)	(411)
Restructuring reserve, balance			$ 478	$ 915